Fair Value (Nonrecurring Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Level 3 | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	$ 9	$ 41	$ 94
Level 3 | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	96	57	109
Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	0	0	0
Nonrecurring | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	0	(1)	2
Nonrecurring | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(64)	(31)	(70)
Nonrecurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	$ (30)	$ 0	$ 0